Common Stock and Warrant Issuances - Summary of Warrant Outstanding (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Number of Shares, Warrants Outstanding Beginning	5,477,975	13,720,742
Number of Shares, Warrants, Issued
Warrant Shares Outstanding, Additional Warrants Issued for Trigger of Anti-dilution Protection		1,000,000
Number of Shares, Warrants Exercised		(5,579,530)
Number of Shares, Warrants Expired/cancelled		(3,663,237)
Number of Shares, Warrants Outstanding Ending	5,477,975	5,477,975
Number of Shares, Warrants Exercisable Ending	5,477,975	5,477,975
Weighted Average Exercise Price Outstanding Beginning	$ 1.01	$ 1.49
Weighted Average Exercise Price, Additional Warrants Issued for Trigger of Anti-dilution Protection		0.40
Weighted Average Exercise Price Per Share Warrants, Exercised		0.91
Weighted Average Exercise Price Per Share Warrants, Expired/cancelled		0.56
Weighted Average Exercise Price Outstanding Ending	1.01	1.01
Weighted Average Exercise Price Per Share Exercisable Ending	$ 1.01	$ 1.01
Weighted Average Remaining Contractual Life Warrants Outstanding	1 year 1 month 16 days	1 year 4 months 13 days
Weighted Average Remaining Contractual Life Warrants Exercisable	1 year 1 month 16 days	1 year 4 months 13 days
Intrinsic Value Outstanding Beginning
Intrinsic Value Outstanding Ending
Intrinsic Value Exercisable